UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$674,118

		$674,118

Education — 7.1%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,114,000
Oakland University, 5.00%, 3/1/42	500	542,965
Wayne State University, 5.00%, 11/15/40	370	410,104

		$2,067,069

Electric Utilities — 9.3%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,277,658
Lansing Board of Water and Light, 5.50%, 7/1/41	500	586,115
Michigan Public Power Agency, 5.00%, 1/1/43	800	848,000

		$2,711,773

Escrowed/Prerefunded — 5.8%
Grand Valley State University, Prerefunded to 12/1/16, 5.625%, 12/1/29	$525	$559,356
Grand Valley State University, Prerefunded to 12/1/16, 5.75%, 12/1/34	525	560,175
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	592,415

		$1,711,946

General Obligations — 28.2%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$375,893
Comstock Park Public Schools, 5.125%, 5/1/31	275	304,026
Comstock Park Public Schools, 5.25%, 5/1/33	220	242,715
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	478,274
Jenison Public Schools, 5.00%, 5/1/28	500	553,480
Jenison Public Schools, 5.00%, 5/1/30	500	550,365
Kent County, 5.00%, 1/1/25	1,500	1,665,900
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,135,460
Lansing Community College, 5.00%, 5/1/30	1,005	1,154,383
Michigan, 5.50%, 11/1/25	270	305,891
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	410,757
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,101,040

		$8,278,184

Hospital — 24.6%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,075,670
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	275,517
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	548,645
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,132,770
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	258,003
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,034,550
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	432,382
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,356,675
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,099,240

		$7,213,452

Security	Principal Amount (000’s omitted)	Value
Housing — 0.5%
Michigan Housing Development Authority, 4.60%, 12/1/26	$135	$140,015

		$140,015

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$742,305

		$742,305

Insured-Education — 5.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$623,398
Ferris State University, (AGC), 5.25%, 10/1/38	500	548,700
Wayne State University, (AGM), 5.00%, 11/15/35	300	328,452

		$1,500,550

Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$550,141
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	214,345
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	131,504

		$895,990

Insured-General Obligations — 28.5%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,165,963
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	549,785
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	156,814
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	251,273
Detroit School District, (AGM), 5.25%, 5/1/32	300	346,872
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,119,730
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,001,692
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	556,695
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,321,248
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,350,162
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	541,200

		$8,361,434

Insured-Lease Revenue/Certificates of Participation — 6.4%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$514,740
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	2,800	1,364,888

		$1,879,628

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$141,768

		$141,768

Insured-Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,093,780

		$1,093,780

Insured-Water and Sewer — 7.2%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$569,822
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,099,800
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	451,963

		$2,121,585

Lease Revenue/Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,035,000

		$1,035,000

Special Tax Revenue — 5.2%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$127,052
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	138,456

Security	Principal Amount (000’s omitted)	Value
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,130,870
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,123

		$1,520,501

Water and Sewer — 11.1%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$795,105
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	911,305
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,283,375
Port Huron, Water Supply System, 5.25%, 10/1/31	250	271,495

		$3,261,280

Total Tax-Exempt Investments — 154.6% (identified cost $42,499,597)		$45,350,378

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.7)%		$(17,500,345)

Other Assets, Less Liabilities — 5.1%		$1,484,651

Net Assets Applicable to Common Shares — 100.0%		$29,334,684

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 35.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 15.0% of total investments.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,435,713

Gross unrealized appreciation	$3,133,941
Gross unrealized depreciation	(219,276)

Net unrealized appreciation	$2,914,665

The Trust did not have any open financial instruments at August 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$45,350,378	$—	$45,350,378
Total Investments	$—	$45,350,378	$—	$45,350,378

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015